Shareholder Report, Average Annual Return (Details) 74200008400_Franklin Templeton SMACS Series H_Single Class_TSR Annual {Class A}	12 Months Ended	60 Months Ended	87 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class Advisor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series H
Average Annual Return, Percent	7.74%	1.51%	2.76%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.65%